UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	06/30/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2006

                        [LOGO OF TAX-FREE FUND FOR UTAH:
    A RECTANGLE CONTAINING DESERT BOULDERS WITH THE SUN RISING BEHIND THEM]

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM]

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                            "BUILT TO RIDE THE WAVES"

                                                                    August, 2006

Dear Fellow Shareholder:

      As you are no doubt aware, the financial markets have certainly had their fair share of crests and troughs recently ? one day the markets are up, and the next day, they are down. Riding these waves is not always easy for investors.

      The management of Tax-Free Fund For Utah understands investors' apprehension when it comes to fluctuations with your hard-earned investment monies. And, this concern is especially pertinent as it relates to saving for and funding your retirement.

      With this very real and inevitable concern in mind, Tax-Free Fund For Utah has endeavored to structure the Fund to "ride the waves" with the least upset to investors as possible. How do we go about seeking to accomplish this?

INVESTMENT QUALITY

      No matter what quality rating exists with a security, it will still be subject to market fluctuations. However, our experience has been that top-quality ratings do not fluctuate as much as lower quality ratings. Furthermore, when they do fluctuate, they tend to fluctuate less and return to their base market price at a quicker rate than lower-grade securities.

      In accordance with the Fund's prospectus, Tax-Free Fund For Utah can only purchase investment-grade securities ? those within the top four credit quality ratings - AAA, AA, A and Baa. In point of practice, however, we have consistently sought to have the bulk of the portfolio securities invested within the top two grades ? AAA and AA. On June 30, 2006, 83.0% of the portfolio consisted of AAA and AA rated securities.

INTERMEDIATE MATURITY

      As we have emphasized in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also tend to experience a higher degree of volatility in their price.

      Tax-Free Fund For Utah balances out longer-term maturities by having a portion of the Fund's investments in shorter-term maturities. Through utilizing a blend of maturities ? both shorter-term and longer-term ? Tax-Free Fund For Utah attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer ? gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

                        NOT A PART OF THE ANNUAL REPORT

DIVERSIFICATION OF THE PORTFOLIO

      To the maximum extent possible, Tax-Free Fund For Utah strives to invest in as many projects as possible throughout the state. The portfolio might be comprised of a school district bond in Salt Lake City, a transportation bond in Ogden and a housing bond in St. George. In this way, we strive to ensure that no one project, type of project, or area of the State can have any significant adverse influence upon your investment in the Fund.

TAX-FREE INCOME

      No matter what return Tax-Free Fund For Utah provides, it must be remembered that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As an example, you would have to earn 6.6%* on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Fund For Utah offers you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

SUMMARY

      The Fund uses this combination of quality, maturity, and diversification as it seeks to provide you with as high a level of tax-free income as is consistent with preservation of capital.

      As we are sure you are aware, there is no way to take ALL the waves out of investing. But, you can rest assured that Tax-Free Fund For Utah continually strives to do its very best to make sure your ride is as smooth as possible.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus

* For illustration purposes only - assumes a 35% Federal and 7% state tax-rate. This does not represent past or future performance of any investment.

                        NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM]

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      The Federal Reserve (the "Fed") has raised the target for the overnight federal funds rate at each of the past 17 consecutive Open Market Committee meetings. It has risen from a low of 1.00% to 5.25% currently. This upward shift in rates, however, has been much more pronounced in short and intermediate-term maturities than in the longer end of the yield curve. The Fed's goal of containing inflation by not allowing the national economy to overheat may be paying off ? finally. Both the Consumer Price Index-CPI and the Producer Price Index-PPI have been reasonably well contained, when factoring out food and energy costs. Recent comments from new Fed Chairman Paul Bernanke hint at the possibility that further rate hikes will depend more on economic growth as opposed to inflation. With the economy "cooling down", especially the housing market, perhaps rates are approaching their peak. The jury is still out, but we remain hopeful!

      We have been witness to a number of national and international events that affect both our spirit and the economy: London terrorist threat, the ongoing conflicts in Iraq and Afghanistan, renewed battling in Israel and Lebanon, provocative rocket test firings by North Korea, continued rhetoric with Iran regarding their nuclear ambitions, cleanup and rebuilding of our Gulf Coast after a season of devastating hurricanes and accompanying disasters, and paying record prices at the gas pump.

      As we head into the second half of 2006, it is likely that the Federal Reserve is at or near the end of short-term rate increases. The unemployment rate of 4.6% matches the lowest rate reported since July 2001. Other measures of economic progress - retail sales, housing starts, and industrial production are all off their highs of the past 12 months ? clear signs of a moderating economy. Historically, as we see slowing on the economic front, inflation will also show signs of easing. While this cycle is a bit different because of hurricane damage and world events affecting gasoline prices, it is likely that we will see the economy grow at an estimated 3.50% annual rate.

      The Class A shares of Tax-Free Fund For Utah experienced a decline in share value (Net Asset Value) of 3.80% for the 12-month period ending June 30, 2006. The share value of the Fund was $10.26 on July 1, 2005 and $9.87 on June 30, 2006. A typical AA-rated general obligation bond with a 15 year maturity rose in yield from 4.06% to 4.51% over the 12-month period ended June 30, 2006.

      Equity returns for the 12 months ended June 30, 2006 were positive: the Dow Jones Industrial Average was up 11.09%; the S & P 500 Index was up 8.63%; and the NASDAQ Composite Index was up 6.48%. The Class A shares of Tax-Free Fund For Utah had a total rate of return of 0.28% for the 12 months ended June 30th.

      Historically, as the economy has grown, commodity prices and interest rates begin to rise. We continue to monitor any changes and position Tax-Free Fund For Utah's portfolio accordingly. To address the concerns raised by an increase in the overall level of interest rates, we take great care in the selection of the individual bonds purchased for the Fund. We will seek to continue to add high quality, intermediate maturity Utah municipal bonds that best meet our demanding standards.

      The investment objective of Tax-Free Fund For Utah is to provide as high a level of double tax-exempt current income as is consistent with the preservation of capital. We believe this objective continues to be successfully addressed by our adherence to a discipline of solid fundamental, conservative portfolio management ideals. The Fund continues to maintain an average quality rating of "AA", with over 74% of the portfolio rated "AAA". The Fund's laddered maturity structure helps us manage price volatility. The portfolio has an average life of approximately 13.3 years and a modified duration of 6.87 years. We seek to maintain a well-diversified portfolio, which currently consists of 350 different issues, of which 100% are exempt from Utah State and regular Federal income taxes.

      With the national and local economies continuing to show improvement, we will remain vigilant and do whatever is necessary as we strive to continue to meet the Fund's investment objective. We will endeavor to "stay the course" and manage the portfolio by taking advantage of opportunities in the marketplace that are consistent with the high standards of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2006 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                                                                               Lehman Brothers
                           Cost of          Fund Class A Shares     Fund Class A Shares     Quality Intermediate
                        Living Index          no sales charge        with sales charge      Municipal Bond Index
6/96                      $10,000                 $10,000                 $ 9,600                 $10,000
6/97                       10,230                  10,797                  10,360                  10,684
6/98                       10,402                  11,676                  11,205                  11,426
6/99                       10,606                  11,768                  11,293                  11,772
6/00                       11,002                  11,831                  11,353                  12,247
6/01                       11,359                  12,931                  12,408                  13,329
6/02                       11,481                  13,834                  13,275                  14,256
6/03                       11,723                  15,229                  14,614                  15,371
6/04                       12,106                  15,206                  14,592                  15,424
6/05                       12,412                  16,467                  15,802                  16,254
6/06                       12,948                  16,527                  15,860                  16,309

                                     AVERAGE ANNUAL TOTAL RETURN
                                   FOR PERIODS ENDED JUNE 30, 2006
                               --------------------------------------
                                                              SINCE
                               1 YEAR   5 YEARS   10 YEARS  INCEPTION
                               ------   -------   --------  ---------
Class A (7/24/92)
   With Sales Charge .......   -3.76%     4.21%     4.72%     5.15%
   Without Sales Charge ....    0.28      5.06      5.15      5.46
Class C (5/21/96)
   With CDSC ...............   -1.51      4.20      4.20      4.25
   Without CDSC ............   -0.52      4.20      4.20      4.25
Class Y (5/21/96)
   No Sales Charge .........    0.49      5.23      5.41      5.39
Lehman Index ...............    0.34      4.12      5.01      5.29* (Class A)
                                                              4.86** (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of operations on 7/24/92.
**    From commencement of operations on 5/21/96.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund For Utah:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Fund For Utah as of June 30, 2006 and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2005 and the financial highlights for each of the years in the four year period ended June 30, 2005 have been audited by other auditors, whose report dated August 12, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 11, 2006

--------------------------------------------------------------------------------

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (21.2%)                             S&P              VALUE
------------   -------------------------------------------------------    ---------      -------------
               CITY, COUNTY AND STATE (8.6%)
               Anderson, Indiana San District
$    505,000   4.600%, 07/15/23 AMBAC Insured ........................     Aaa/AAA       $     503,813
               Brian Head, Utah
     405,000   6.500%, 03/15/24 ......................................     NR/NR*              439,255
               Cedar City, Utah Special Improvement
                  District Assessment
     235,000   5.050%, 09/01/10 ......................................     NR/NR*              237,702
     215,000   5.200%, 09/01/11 ......................................     NR/NR*              219,954
               Cedar Park, Texas
     835,000   4.500%, 02/15/22 MBIA Insured++ .......................     Aaa/AAA             817,540
               Clearfield City, Utah
   2,095,000   5.125%, 02/01/18 MBIA Insured (pre-refunded) ..........     Aaa/AAA           2,157,620
               Coral Canyon, Utah Special Service District
     140,000   4.850%, 07/15/17 ......................................     NR/NR*              140,108
     580,000   5.700%, 07/15/18 ......................................     NR/NR*              588,242
               Dawson County, Texas Hospital District
     555,000   4.375%, 02/15/24 AMBAC Insured ........................     NR/AAA              528,421
               Draper, Utah
     370,000   4.500%, 02/01/18 AMBAC Insured ........................     Aaa/NR              368,997
               Hurricane, Utah
     240,000   5.400%, 11/01/09 Radian Insured .......................      NR/AA              248,671
               Laredo, Texas
     300,000   4.250%, 08/15/21 AMBAC Insured ........................     Aaa/AAA             283,080
     500,000   4.500%, 02/15/24 AMBAC Insured ........................     Aaa/AAA             483,435
               Mckinney, Texas
   1,700,000   4.500%, 08/15/23 XLCA Insured .........................     Aaa/AAA           1,648,592
               Mesquite, Texas
     510,000   4.625%, 02/15/22 FSA Insured ..........................     Aaa/AAA             506,338
               Nevada State
     965,000   4.500%, 08/01/21 FSA Insured ..........................     Aaa/AAA             953,526
               Salt Lake City, Utah
     120,000   5.750%, 06/15/17 (pre-refunded) .......................     Aaa/NR              127,991
               San Antonio, Texas
     125,000   4.750%, 02/01/24 FSA Insured ..........................     Aaa/AAA             125,486

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               CITY, COUNTY AND STATE (CONTINUED)
               Spokane County, Washington
$    420,000   4.500%, 12/01/23 MBIA Insured .........................     Aaa/AAA       $     412,524
               Waco, Texas
   2,560,000   4.500%, 02/01/24 MBIA Insured .........................     Aaa/AAA           2,490,189
               Washington County, Utah
   1,250,000   5.000%, 10/01/22 MBIA Insured .........................     Aaa/NR            1,287,688
               Washington State
   3,315,000   4.500%, 01/01/22 MBIA Insured .........................     Aaa/AAA           3,256,921
     705,000   4.500%, 07/01/23 FSA Insured ..........................     Aaa/AAA             688,623
                                                                                         -------------
               Total City, County and State                                                 18,514,716
                                                                                         -------------

               SCHOOL DISTRICT (12.6%)
               Alpine, Utah School District
     375,000   5.000%, 03/15/12 (pre-refunded) .......................     Aaa/NR              393,300
               Carbon County, Utah School District
     800,000   5.000%, 06/15/21 ......................................     Aaa/NR              823,592
               Dallas, Texas Independent School District
   2,500,000   5.000%, 08/15/29 ......................................     Aaa/AAA           2,546,575
               Davis County, Utah School District
     575,000   5.000%, 06/01/15 (pre-refunded) .......................     Aaa/NR              604,095
     250,000   5.100%, 06/01/16 (pre-refunded) .......................     Aaa/NR              264,592
     675,000   5.150%, 06/01/17 (pre-refunded) .......................     Aaa/NR              716,155
               Dripping Springs, Texas
     725,000   4.375%, 08/15/22 ......................................     Aaa/AAA             694,441
               Eagle Mountain & Saginaw, Texas Independent
                  School District
     300,000   4.750%, 08/15/21 ......................................     Aaa/AAA             303,081
     525,000   4.750%, 08/15/23 ......................................     Aaa/AAA             528,449
               Frisco, Texas Independent School District
   1,260,000   5.000%, 07/15/26 ......................................     Aaa/NR            1,288,388
               Galena Park, Texas Independent School District
     295,000   4.625%, 08/15/25 ......................................     Aaa/NR              288,215
               Iron County, Utah School District
   1,375,000   4.000%, 01/15/18 ......................................     Aaa/AAA           1,298,921
   2,115,000   4.000%, 01/15/20 ......................................     Aaa/AAA           1,963,566
   1,260,000   5.000%, 01/15/21 ......................................     Aaa/NR            1,317,292

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               SCHOOL DISTRICT (CONTINUED)
               La Feria, Texas Independent School District
$    210,000   4.400%, 02/15/24 ......................................     Aaa/NR        $     201,772
               Lancaster, Texas School District
     300,000   4.375%, 02/15/22 ......................................     Aaa/AAA             288,006
               Lindale, Texas Independent School District
     440,000   4.250%, 02/15/21 ......................................     NR/AAA              415,906
   1,000,000   4.250%, 02/15/22 ......................................     NR/AAA              939,660
     445,000   4.375%, 02/15/23 ......................................     NR/AAA              425,464
     200,000   4.500%, 02/15/24 ......................................     NR/AAA              194,536
               Navasota, Texas Independent School District
     475,000   5.000%, 08/15/23 FGIC Insured .........................     Aaa/NR              488,039
               Nebo, Utah School District
     440,000   5.500%, 07/01/11 (pre-refunded) .......................     Aaa/AAA             465,590
               North Summit County, Utah School District
     760,000   5.000%, 02/01/23 ......................................     Aaa/NR              789,625
     800,000   5.000%, 02/01/24 ......................................     Aaa/NR              828,984
               Prosper, Texas Independent School District
     395,000   4.125%, 08/15/21 ......................................     NR/AAA              367,532
               Salt Lake City, Utah School District
     265,000   5.000%, 03/01/21 (pre-refunded) .......................     Aaa/NR              278,549
               Spring, Texas Independent School District
     300,000   4.750%, 08/15/23 ......................................     Aaa/AAA             301,605
               Tooele County, Utah School District
     670,000   4.000%, 06/01/20 ......................................     Aaa/AAA             616,360
               Van, Texas Independent School District
     750,000   4.875%, 02/15/26+ .....................................     Aaa/AAA             752,122
               Washington County, Utah
     440,000   5.000%, 10/01/18 XLCA Insured .........................     Aaa/NR              457,120
     465,000   5.000%, 10/01/19 XLCA Insured .........................     Aaa/NR              482,442
     490,000   5.000%, 10/01/20 XLCA Insured .........................     Aaa/NR              507,356
     510,000   5.000%, 10/01/21 XLCA Insured .........................     Aaa/NR              527,707
     535,000   5.000%, 10/01/22 XLCA Insured .........................     Aaa/NR              551,719
     565,000   5.000%, 10/01/23 XLCA Insured .........................     Aaa/NR              580,312
     320,000   5.000%, 10/01/24 XLCA Insured .........................     Aaa/NR              328,230

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                          S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               SCHOOL DISTRICT (CONTINUED)
               Washoe County, Nevada School District
$    200,000   4.625%, 06/01/23 FGIC Insured .........................     Aaa/AAA       $     199,410
               Weber County, Utah School District
     750,000   5.000%, 06/15/18 ......................................     Aaa/NR              785,025
     825,000   5.000%, 06/15/20 ......................................     Aaa/NR              871,481
               Weber County, Utah School District Series B
   1,485,000   5.000%, 06/15/21 ......................................     Aaa/NR            1,554,350
                                                                                         -------------
               Total School District                                                        27,229,564
                                                                                         -------------
               Total General Obligation Bonds                                               45,744,280
                                                                                         -------------

               REVENUE BONDS (76.7%)

               AIRPORT (1.2%)
               Clark County, Nevada Passenger Facility Charge
     255,000   4.750%, 07/01/22 MBIA Insured AMT .....................     Aaa/AAA             255,548
               Hillsborough County, Florida Aviation Authority
   2,185,000   5.250%, 10/01/23 MBIA Insured AMT .....................     Aaa/AAA           2,252,429
                                                                                         -------------
               Total Airport                                                                 2,507,977
                                                                                         -------------

               COUNTY (0.5%)
               Davis County, Utah Lease Revenue DMV Project
      78,000   5.400%, 11/01/17 ......................................     NR/NR*               77,995
      83,000   5.450%, 11/01/18 ......................................     NR/NR*               82,990
      87,000   5.500%, 11/01/19 ......................................     NR/NR*               86,990
      92,000   5.550%, 11/01/20 ......................................     NR/NR*               91,990
      97,000   5.600%, 11/01/21 ......................................     NR/NR*               96,986
     103,000   5.650%, 11/01/22 ......................................     NR/NR*              102,988
     108,000   5.700%, 11/01/23 ......................................     NR/NR*              107,986
     115,000   5.700%, 11/01/24 ......................................     NR/NR*              114,986
     121,000   5.750%, 11/01/25 ......................................     NR/NR*              120,985
     128,000   5.750%, 11/01/26 ......................................     NR/NR*              127,942
                                                                                         -------------
               Total County                                                                  1,011,838
                                                                                         -------------

               EDUCATION (14.2%)
               Carmel, Indiana 2002 School Building Corp.
   1,235,000   4.300%, 01/15/23 FSA Insured ..........................     NR/AAA            1,156,516
   1,525,000   4.300%, 07/15/23 FSA Insured ..........................     NR/AAA            1,426,622

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               EDUCATION (CONTINUED)
               Clinton Prairie, Indiana Community School Building
$    675,000   4.625%, 01/15/19 FGIC Insured .........................     NR/AAA        $     681,196
               Florida State Board Education Public Education
     210,000   4.500%, 06/01/25 FSA Insured ..........................     NR/AAA              206,577
               Laredo, Texas Independent School District Public
                  Facility Corp.
     190,000   5.000%, 08/01/24 AMBAC Insured ........................     Aaa/AAA             194,689
               Nevada System Higher Education Certificates
                  of Participation
   1,000,000   5.000%, 07/01/25 AMBAC Insured ........................     NR/AAA            1,027,370
               Raven Hills, Texas Higher Education Housing &
                  Education Revenue
     215,000   5.000%, 06/01/26 AMBAC Insured ........................     Aaa/NR              224,965
               Salt Lake County, Utah Westminster College Project
     115,000   5.050%, 10/01/10 ......................................     NR/BBB              116,742
     100,000   5.500%, 10/01/19 ......................................     NR/BBB              102,454
   1,200,000   5.000%, 10/01/22 ......................................     NR/BBB            1,180,260
   1,250,000   5.000%, 10/01/25 ......................................     NR/BBB            1,224,200
   1,000,000   5.750%, 10/01/27 ......................................     NR/BBB            1,027,050
               Texas State College Student Loan Revenue
     100,000   5.000%, 08/01/22 AMT ..................................     Aa1/AA              101,207
               Texas State University System Financing Revenue
     655,000   4.375%, 03/15/23 FSA Insured ..........................     Aaa/AAA             626,868
               Tyler, Texas Independent School District
     325,000   5.000%, 02/15/26 FSA Insured ..........................     Aaa/AAA             332,748
               University of Nevada University Revenues
     190,000   4.500%, 07/01/24 MBIA Insured .........................     Aaa/AAA             186,778
               University of Utah University Revenues
     770,000   5.000%, 04/01/18 MBIA Insured .........................     Aaa/AAA             802,024
               Utah County, Utah School Facility Revenue
   1,440,000   6.500%, 12/01/25 ......................................     NR/NR*            1,413,475
               Utah State Board Regents Auxiliary & Campus Facility
   1,000,000   4.125%, 04/01/20 MBIA Insured .........................     Aaa/AAA             929,250

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               EDUCATION (CONTINUED)
               Utah State Board Regents Dixie State College
$    115,000   5.500%, 05/01/13 MBIA Insured .........................     Aaa/AAA       $     123,130
     120,000   5.500%, 05/01/14 MBIA Insured .........................     Aaa/AAA             128,741
     130,000   5.500%, 05/01/15 MBIA Insured .........................     Aaa/AAA             139,957
     400,000   5.100%, 05/01/21 MBIA Insured .........................     Aaa/AAA             412,348
               Utah State Board Regents Lease Revenue
     410,000   4.500%, 05/01/20 AMBAC Insured ........................     Aaa/AAA             405,404
     425,000   4.500%, 05/01/21 AMBAC Insured ........................     Aaa/AAA             419,097
     450,000   4.625%, 05/01/22 AMBAC Insured ........................     Aaa/AAA             448,222
     120,000   4.650%, 05/01/23 AMBAC Insured ........................     Aaa/AAA             119,300
               Utah State Board Regents Office Facility Revenue
     450,000   5.050%, 02/01/20 MBIA Insured .........................     Aaa/AAA             462,060
     360,000   5.125%, 02/01/22 MBIA Insured .........................     Aaa/AAA             371,678
               Utah State Board Regents Revenue
   2,885,000   4.500%, 08/01/18 MBIA Insured .........................     Aaa/AAA           2,863,680
     500,000   5.000%, 05/01/26 ......................................     Aa/AAA              512,050
     250,000   5.250%, 04/01/24 MBIA Insured .........................     Aaa/AAA             262,118
               Utah State Board Regents Revenue Salt Lake
                  Community College
   1,260,000   5.500%, 06/01/16 FSA Insured ..........................     Aaa/AAA           1,330,132
               Utah State Board Regents Revenue University Utah
   1,045,000   5.000%, 04/01/23 MBIA Insured .........................     Aaa/AAA           1,073,205
               Utah State Board Regents Revenue University Utah-
                  Auxiliary & Campus Revenue
   1,015,000   5.000%, 04/01/20 MBIA Insured (pre-refunded) ..........     Aaa/AAA           1,045,074
               Utah State Board Regents Revenue University Utah
                  Hospital Revenue
   2,030,000   5.500%, 08/01/17 MBIA Insured (pre-refunded) ..........     Aaa/AAA           2,173,216
     905,000   5.000%, 05/01/19 AMBAC Insured ........................     Aaa/AAA             933,408
   3,595,000   5.000%, 08/01/19 MBIA Insured .........................     Aaa/AAA           3,682,107
               Weber State University, Utah Revenue
     100,000   5.250%, 04/01/24 FSA Insured ..........................     NR/AAA              103,457
               Weber State University, Utah Revenue Student
                  Facilities System Series A
     300,000   5.100%, 04/01/16 ......................................      NR/AA              312,267
     425,000   5.250%, 04/01/19 ......................................      NR/AA              446,773
                                                                                         -------------
               Total Education                                                              30,728,415
                                                                                         -------------

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               HEALTHCARE (1.0%)
               Harris County, Texas Health Facility Development Corp.
$    145,000   5.000%, 11/15/28 AMBAC Insured ........................     NR/AAA        $     146,119
               Lee Memorial Health System, Florida Hospital Revenue
     450,000   4.250%, 04/01/22 MBIA Insured .........................     Aaa/AAA             422,523
               Murray City, Utah Hospital Revenue
     595,000   5.000%, 05/15/22 MBIA Insured .........................     Aaa/AAA             598,493
               Salt Lake County, Utah Hospital Revenue -
                  IHC Hospitals, Inc.
     500,000   5.500%, 05/15/13 AMBAC Insured ........................     Aaa/AAA             529,640
               Tarrant County, Texas Health Facilities Revenue
     230,000   5.000%, 02/15/26 MBIA Insured .........................     Aaa/AAA             232,102
               Utah State Board Regents Revenue University Utah
                  Hospital Revenue
     310,000   5.000%, 08/01/21 MBIA Insured .........................     Aaa/AAA             317,087
                                                                                         -------------
               Total Healthcare                                                              2,245,964
                                                                                         -------------

               HOUSING (8.2%)
               Henderson, Nevada Local Improvement District
     150,000   5.000%, 09/01/15 ......................................     NR/NR*              149,663
     200,000   5.000%, 09/01/16 ......................................     NR/NR*              199,672
     200,000   5.050%, 09/01/17 ......................................     NR/NR*              199,650
     200,000   5.100%, 09/01/18 ......................................     NR/NR*              199,628
               Indiana Housing & Community Development Authority
   1,500,000   4.900%, 07/01/26 AMT ..................................     Aaa/NR            1,481,730
               Indiana State Housing Finance Authority Single Family
     245,000   4.850%, 07/01/22 AMT ..................................     Aaa/NR              246,051
               Indianapolis, Indiana Multi-Family
     500,000   4.850%, 01/01/21 AMT ..................................     Aaa/NR              498,245
               Miami-Dade County, Florida Housing Finance Authority
     535,000   5.000%, 11/01/23 FSA Insured AMT ......................     NR/AAA              540,414
               Provo City, Utah Housing Authority
     500,000   5.800%, 07/20/22 GNMA Collateralized ..................     Aaa/NR              512,125
               Snohomish County, Washington Housing Authority
     185,000   4.875%, 09/01/12 AMT ..................................     NR/NR*              181,857
     225,000   5.000%, 09/01/13 AMT ..................................     NR/NR*              221,402
     185,000   5.000%, 09/01/14 AMT ..................................     NR/NR*              181,232
     145,000   5.100%, 09/01/15 AMT ..................................     NR/NR*              142,290

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               HOUSING (CONTINUED)
               South Dakota Housing Development Authority
$  1,250,000   4.900%, 05/01/26 AMT ..................................     Aa1/AAA       $   1,242,863
               Utah Housing Corporation Single Family Housing
     270,000   4.000%, 07/01/11 AMT ..................................     Aaa/AAA             264,649
      60,000   5.250%, 07/01/23 AMT ..................................     Aa2/AA               60,269
               Utah Housing Corporation Single Family Mortgage
     235,000   4.000%, 07/01/11 AMT ..................................     Aaa/AAA             232,253
     335,000   4.600%, 07/01/15 AMT+ .................................     Aaa/AAA             334,266
     240,000   4.650%, 07/01/16 AMT+ .................................     Aaa/AAA             239,429
      50,000   5.150%, 07/01/23 AMT ..................................     Aaa/AAA              49,536
     250,000   4.875%, 07/01/23 AMT ..................................     Aa3/AA-             249,568
   1,310,000   5.000%, 07/01/25 AMT ..................................     Aa3/AA-           1,318,423
     880,000   5.100%, 01/01/26 AMT ..................................     Aa3/AA-             881,223
     850,000   5.000%, 07/01/31 AMT ..................................     Aa2/AA              836,885
               Utah State Housing Agency Housing Revenue
     140,000   5.650%, 07/01/27 AMT ..................................     Aa2/AA              142,919
               Utah State Housing Corporation Single Family
                  Housing Revenue
   1,380,000   5.125%, 07/01/24 AMT ..................................     Aa3/AA-           1,394,393
               Utah State Housing Finance Agency
       5,000   6.350%, 07/01/11 Mezzanine Series G-1 .................     AAA/NR                5,021
     255,000   5.700%, 07/01/15 AMT ..................................     Aa3/AA-             262,410
     130,000   5.650%, 07/01/16 Series 1994C .........................     Aaa/AAA             131,102
      50,000   5.400%, 07/01/16 AMT ..................................     Aa2/AA               50,178
      75,000   6.000%, 07/01/17 AMT ..................................     Aaa/AA               76,016
     795,000   5.500%, 07/01/18 AMT ..................................     Aa3/AA-             812,681
      90,000   5.300%, 07/01/18 AMT ..................................     Aaa/AAA              92,541
     100,000   5.000%, 07/01/18 AMT ..................................     Aaa/AAA             100,573
     170,000   5.400%, 07/01/20 AMT ..................................     Aa2/AA              172,008
     375,000   5.600%, 07/01/23 AMT ..................................     Aa2/AA              378,694
     105,000   5.700%, 07/01/26 MBIA Insured .........................     Aaa/AAA             105,443
               Washington State Housing Finance Commission
   2,290,000   4.800%, 12/01/21 AMT ..................................     Aaa/NR            2,269,253

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               HOUSING (CONTINUED)
               Wyoming Community Development Authority
                  Housing Revenue
$    150,000   4.600%, 12/01/12 AMT ..................................     Aa1/AA+       $     150,996
     580,000   4.700%, 06/01/17 AMT ..................................     Aa1/AA+             578,016
     520,000   4.700%, 12/01/17 AMT ..................................     Aa1/AA+             518,159
     120,000   5.000%, 12/01/22 ......................................     Aa1/AA+             121,898
                                                                                         -------------
               Total Housing .........................................                      17,825,624
                                                                                         -------------

               INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.6%)
               Sandy City, Utah Industrial Development, H Shirley
                  Wright Project, Refunding Bonds, LOC Olympus Bank
     250,000   6.125%, 08/01/16 ......................................     NR/AAA              250,352
               Utah County Environmental Improvement Revenue
     935,000   5.050%, 11/01/17 ......................................    Baa1/BBB+            972,353
                                                                                         -------------
               Total Industrial Development & Pollution Control ......                       1,222,705
                                                                                         -------------

               LEASE (6.8%)
               Celebration Community Development District, Florida
     290,000   5.000%, 05/01/22 MBIA Insured .........................     Aaa/AAA             299,103
               Draper, Utah Municipal Building Authority
     355,000   5.000%, 11/15/20 AMBAC Insured ........................     Aaa/NR              368,142
               Marion County, Indiana Convention & Recreational
                  Facilities Authority
     390,000   5.000%, 06/01/27 MBIA Insured .........................     Aaa/AAA             393,003
               Murray City, Utah Municipal Building Authority
     520,000   5.050%, 12/01/15 AMBAC Insured ........................     Aaa/NR              540,129
               Salt Lake County, Utah Municipal Building Authority
     320,000   5.400%, 10/15/19 AMBAC Insured (pre-refunded) .........     Aaa/AAA             337,523
   3,900,000   5.200%, 10/15/20 AMBAC Insured (pre-refunded) + .......     Aaa/AAA           4,129,866
               Utah County, Utah Municipal Building Authority
     120,000   5.500%, 11/01/16 AMBAC Insured ........................     Aaa/NR              128,838
     240,000   5.500%, 11/01/17 AMBAC Insured ........................     Aaa/NR              257,676
               Utah State Building Ownership Authority
     465,000   5.000%, 05/15/21 ......................................     Aa1/AA+             482,572
   1,755,000   5.250%, 05/15/23 ......................................     Aa1/AA+           1,838,854
     510,000   5.000%, 05/15/23 ......................................     Aa1/AA+             527,223
   1,845,000   5.250%, 05/15/24 ......................................     Aa1/AA+           1,930,663
   1,080,000   5.000%, 05/15/25 ......................................     Aa1/AA+           1,110,316

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               LEASE (CONTINUED)
               Washington County - St. George, Utah Interlocal
                  Agency Revenue
$  1,000,000   5.125%, 12/01/17 AMBAC Insured ........................     NR/AAA        $   1,028,350
     100,000   5.125%, 12/01/22 AMBAC Insured ........................     NR/AAA              102,614
               West Bountiful, Utah Courthouse Revenue
     410,000   5.000%, 05/01/19 ......................................      NR/A-              421,718
               West Valley City, Utah
     865,000   5.000%, 08/01/21 AMBAC Insured ........................     Aaa/AAA             888,182
                                                                                         -------------
               Total Lease ...........................................                      14,784,772
                                                                                         -------------

               TAX REVENUE (22.5%)
               Bay County, Florida Sales Tax Revenue
     175,000   4.750%, 09/01/23 FSA Insured ..........................     Aaa/NR              176,109
               Bluffdale City, Utah Series 2004
     295,000   6.000%, 12/01/13 ......................................     NR/NR*              292,897
     310,000   6.000%, 12/01/14 ......................................     NR/NR*              307,563
     330,000   6.000%, 12/01/15 ......................................     NR/NR*              328,574
     350,000   6.000%, 12/01/16 ......................................     NR/NR*              348,638
     370,000   6.000%, 12/01/17 ......................................     NR/NR*              368,768
     395,000   6.000%, 12/01/18 ......................................     NR/NR*              393,949
     420,000   6.000%, 12/01/19 ......................................     NR/NR*              419,206
               Bluffdale, Utah Sales Tax Revenue
   2,045,000   5.500%, 08/01/23 ......................................     NR/NR*            2,089,867
               Bountiful, Utah Special Improvement District Special
                  Assessment Revenue
     203,000   5.000%, 06/01/14 ......................................     NR/NR*              200,128
     213,000   5.150%, 06/01/15 ......................................     NR/NR*              211,043
     224,000   5.300%, 06/01/16 ......................................     NR/NR*              221,274
     236,000   5.500%, 06/01/17 ......................................     NR/NR*              235,030
     249,000   5.650%, 06/01/18 ......................................     NR/NR*              248,980
               Brian Head, Utah Special Service Improvement
                  District Revenue
     330,000   5.350%, 11/01/12 ......................................     NR/NR*              338,055

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               TAX REVENUE (CONTINUED)
               Cache County, Utah Sales Tax Revenue
$    670,000   5.000%, 12/15/16 FGIC Insured .........................     Aaa/AAA       $     696,512
     600,000   5.000%, 12/15/17 FGIC Insured .........................     Aaa/AAA             621,006
     510,000   5.000%, 12/15/18 FGIC Insured .........................     Aaa/AAA             525,545
     855,000   5.000%, 12/15/19 FGIC Insured .........................     Aaa/AAA             880,582
               Clark County, Nevada Improvement District Revenue
     250,000   5.000%, 08/01/16 ......................................     NR/NR*              247,072
               Clearfield, Utah Sales Tax Revenue
     590,000   5.000%, 07/01/18 FGIC Insured .........................     Aaa/AAA             611,446
     620,000   5.000%, 07/01/19 FGIC Insured .........................     Aaa/AAA             639,902
     650,000   5.000%, 07/01/20 FGIC Insured .........................     Aaa/AAA             669,292
               Coral Canyon, Utah Special Service District
     110,000   5.000%, 07/15/13 ......................................     NR/NR*              111,576
     250,000   5.500%, 07/15/18 ......................................     NR/NR*              254,805
               Davis County, Utah Sales Tax Revenue
   1,470,000   5.150%, 10/01/18 AMBAC Insured ........................     NR/AAA            1,532,710
               Fishers, Indiana Redevelopment Authority
                  Lease Revenue
     175,000   4.500%, 07/15/20 AMBAC Insured ........................     Aaa/AAA             175,311
               Henderson, Nevada Local Improvement District Revenue
     100,000   4.500%, 09/01/12 ......................................     NR/NR*               98,674
     300,000   5.000%, 09/01/14 ......................................     NR/NR*              301,977
     300,000   5.000%, 09/01/15 ......................................     NR/NR*              299,979
               Jordanelle, Utah Special Service District
     186,000   5.000%, 11/15/14 ......................................     NR/NR*              186,727
     196,000   5.100%, 11/15/15 ......................................     NR/NR*              197,025
     206,000   5.200%, 11/15/16 ......................................     NR/NR*              206,756
     216,000   5.300%, 11/15/17 ......................................     NR/NR*              216,838
     228,000   5.400%, 11/15/18 ......................................     NR/NR*              228,935
     240,000   5.500%, 11/15/19 ......................................     NR/NR*              241,034
     253,000   5.600%, 11/15/20 ......................................     NR/NR*              254,032
     268,000   5.700%, 11/15/21 ......................................     NR/NR*              269,091
     283,000   5.800%, 11/15/22 ......................................     NR/NR*              284,149
     299,000   6.000%, 11/15/23 ......................................     NR/NR*              300,145

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               TAX REVENUE (CONTINUED)
               Jordanelle, Utah Special Service Improvement District
$    320,000   8.000%, 10/01/11 ......................................     NR/NR*        $     326,864
               Lehi, Utah Sales Tax
     610,000   5.000%, 06/01/21 FSA Insured ..........................     Aaa/AAA             631,710
     790,000   5.000%, 06/01/24 FSA Insured ..........................     Aaa/AAA             811,235
               Mesquite, Nevada New Special Improvement District
     185,000   4.600%, 08/01/11 ......................................     NR/NR*              182,521
     195,000   4.750%, 08/01/12 ......................................     NR/NR*              191,798
     230,000   4.900%, 08/01/13 ......................................     NR/NR*              226,072
     140,000   5.250%, 08/01/17 ......................................     NR/NR*              136,702
     315,000   5.350%, 08/01/19 ......................................     NR/NR*              306,419
     135,000   5.400%, 08/01/20 ......................................     NR/NR*              131,277
     500,000   5.500%, 08/01/25 ......................................     NR/NR*              483,590
               Mountain Regional Water District, Utah Special
                  Assessment Revenue
   1,800,000   7.000%, 12/01/18 ......................................     NR/NR*            1,850,094
               Mountain Regional Water, Utah Special Service District
   2,000,000   5.000%, 12/15/20 MBIA Insured .........................     Aaa/AAA           2,062,580
               North Ogden, Utah Sales Tax Revenue
     195,000   5.000%, 11/01/24 XLCA Insured .........................     Aaa/AAA             199,382
               Plainfield, Indiana Independent Redevelopment
                  Authority
   1,070,000   4.375%, 08/01/20 CIFG Insured .........................     Aaa/NR            1,026,376
               Salt Lake City, Utah Sales Tax Revenue
     265,000   5.250%, 02/01/13 ......................................     NR/AAA              280,571
   1,320,000   5.250%, 02/01/15 ......................................     NR/AAA            1,387,478
     100,000   5.250%, 02/01/17 ......................................     NR/AAA              104,859
               Salt Lake County, Utah Sales Tax Revenue
     955,000   5.000%, 02/01/21 ......................................     NR/AAA              990,679
   1,725,000   5.000%, 08/01/21 ......................................     NR/AAA            1,792,499
   1,005,000   5.000%, 02/01/22 ......................................     NR/AAA            1,040,376
   1,060,000   5.000%, 02/01/23 ......................................     NR/AAA            1,095,786
   1,115,000   5.000%, 02/01/24 ......................................     NR/AAA            1,155,051

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               TAX REVENUE (CONTINUED)
               Sandy City, Utah Sales Tax Revenue
$    520,000   5.000%, 09/15/18 AMBAC Insured ........................     NR/AAA        $     535,579
     605,000   5.000%, 09/15/20 AMBAC Insured ........................     NR/AAA              621,147
               South Jordan, Utah Sales Tax
     570,000   5.000%, 08/15/15 AMBAC Insured ........................     Aaa/AAA             589,682
               South Jordan, Utah Special Assignment
   1,000,000   6.875%, 11/01/17 ......................................     NR/NR*            1,014,330
               South Weber City, Utah
     525,000   5.000%, 01/15/24 MBIA Insured .........................     Aaa/AAA             537,553
               Springville, Utah Special Improvement District Revenue
     400,000   5.500%, 1/15/2017 .....................................     NR/NR*              396,216
     423,000   5.650%, 1/15/2018 .....................................     NR/NR*              418,762
     446,000   5.800%, 1/15/2019 .....................................     NR/NR*              441,304
     472,000   5.900%, 1/15/2020 .....................................     NR/NR*              467,228
     500,000   6.000%, 1/15/2021 .....................................     NR/NR*              495,215
               Utah Water Finance Agency Revenue
     775,000   5.100%, 07/01/18 AMBAC Insured ........................     Aaa/NR              801,211
     510,000   5.000%, 07/01/18 AMBAC Insured ........................     Aaa/NR              526,988
     260,000   5.000%, 06/01/19 MBIA Insured .........................     Aaa/AAA             263,708
     685,000   5.000%, 07/01/19 AMBAC Insured ........................     Aaa/NR              706,989
               Wasatch County, Utah Building Authority
     130,000   5.000%, 10/01/15 ......................................      A3/NR              132,679
     135,000   5.000%, 10/01/16 ......................................      A3/NR              137,284
               Wasatch County, Utah Sales Tax Revenue
     205,000   5.000%, 12/01/16 AMBAC Insured ........................     Aaa/AAA             213,065
     210,000   5.000%, 12/01/17 AMBAC Insured ........................     Aaa/AAA             217,310
     225,000   5.000%, 12/01/18 AMBAC Insured ........................     Aaa/AAA             231,946
               Washington City, Utah Sales Tax Revenue
     680,000   5.250%, 11/15/17 AMBAC Insured++ ......................     Aaa/AAA             719,460
               Washoe County, Nevada Tax Revenue
     210,000   5.000%, 12/01/23 MBIA Insured .........................     Aaa/AAA             213,650
               Weber County, Utah Sales Tax Revenue
     385,000   5.000%, 07/01/23 AMBAC Insured ........................     Aaa/NR              395,268

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               TAX REVENUE (CONTINUED)
               West Valley City, Utah Redevelopment Agency
                  Revenue
$  1,625,000   5.000%, 03/01/21 ......................................      NR/A-        $   1,645,394
     320,000   5.000%, 03/01/22 ......................................      NR/A-              323,338
     350,000   5.000%, 03/01/23 ......................................      NR/A-              353,161
   1,000,000   5.000%, 03/01/24 ......................................      NR/A-            1,007,620
               West Valley City, Utah Sales Tax Revenue
     800,000   5.500%, 07/15/17 MBIA Insured .........................     Aaa/AAA             841,856
     250,000   5.000%, 07/15/20 AMBAC Insured ........................     Aaa/AAA             257,195
     340,000   5.000%, 07/15/21 MBIA Insured .........................     Aaa/AAA             348,486
               Woodland Hills, Utah Special Assessment Revenue
      18,000   5.500%, 08/01/09 ......................................     NR/NR*               18,050
     221,000   5.500%, 08/01/10 ......................................     NR/NR*              222,269
     233,000   5.500%, 08/01/11 ......................................     NR/NR*              236,486
     246,000   5.500%, 08/01/12 ......................................     NR/NR*              249,660
     261,000   5.500%, 08/01/13 ......................................     NR/NR*              265,881
                                                                                         -------------
               Total Tax Revenue .....................................                      48,491,091
                                                                                         -------------

               TRANSPORTATION (4.1%)
               Florida State Turnpike Authority Turnpike Revenue
     500,000   4.500%, 07/01/22 MBIA Insured .........................     Aaa/AAA             497,740
               Port of Seattle, Washington Revenue
     100,000   5.100%, 04/01/24 AMT FGIC Insured .....................     Aaa/AAA             100,917
               Utah Transit Authority Sales Tax & Transportation
                  Revenue
   1,000,000   5.400%, 12/15/16 FSA Insured ..........................     NR/AAA            1,032,970
     100,000   5.000%, 06/15/21 FSA Insured ..........................     Aaa/AAA             103,331
   3,300,000   4.125%, 06/15/21 FSA Insured ..........................     Aaa/AAA           3,109,722
   3,450,000   4.125%, 06/15/22 FSA Insured ..........................     Aaa/AAA           3,234,341
     590,000   5.000%, 06/15/24 FSA Insured ..........................     Aaa/AAA             607,317
     100,000   5.000%, 06/15/25 FSA Insured ..........................     Aaa/AAA             102,879
                                                                                         -------------
               Total Transportation ..................................                       8,789,217
                                                                                         -------------

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               UTILITY (9.3%)
               Alaska Industrial Development & Export
                  Authority Revenue
$    400,000   4.625%, 12/01/16 AMBAC Insured AMT ....................     NR/AAA        $     399,164
               Eagle Mountain, Utah Gas & Electric
   1,385,000   4.250%, 06/01/20 Radian Insured .......................      NR/AA            1,284,865
   1,440,000   5.000%, 06/01/21 Radian Insured .......................     Aa3/AA            1,457,482
   1,515,000   5.000%, 06/01/22 Radian Insured .......................      NR/AA            1,529,014
               Garland, Texas Water & Sewer
     440,000   4.500%, 03/01/21 AMBAC Insured ........................     NR/AAA              431,644
               Indianapolis, Indiana Gas Utility
     290,000   5.000%, 08/15/24 AMBAC Insured ........................     Aaa/AAA             292,639
               Intermountain Power Agency Utilities Light &
                  Power Service, Utah
     450,000   5.000%, 07/01/12 MBIA Insured ETM .....................     Aaa/AAA             452,461
   1,470,000   5.250%, 07/01/15 MBIA Insured .........................     Aaa/AAA           1,520,039
     775,000   5.000%, 07/01/18 FSA Insured ..........................     Aaa/AAA             803,644
   1,380,000   5.000%, 07/01/19 MBIA Insured .........................     Aaa/AAA           1,409,463
               Lower Colorado River Authority, Texas
     175,000   5.000%, 05/15/26 FSA Insured ..........................     Aaa/AAA             178,986
               Manti City, Utah Electric System Revenue
     603,000   5.750%, 02/01/17 ......................................     NR/NR*              620,692
               Murray City, Utah Utility Electric Revenue
     400,000   5.625%, 06/01/18 AMBAC Insured ........................     Aaa/NR              424,820
   1,340,000   5.000%, 06/01/25 AMBAC Insured ........................     Aaa/NR            1,376,019
               St. George, Utah Electric Revenue
   1,910,000   4.500%, 06/01/20 FSA Insured ..........................     Aaa/NR            1,888,532
               Salem, Utah Electric Revenue
     125,000   5.300%, 11/01/07 ......................................     NR/NR*              125,734
     130,000   5.350%, 11/01/08 ......................................     NR/NR*              131,799
     140,000   5.400%, 11/01/09 ......................................     NR/NR*              142,068
               Seattle, Washington Municipal Light & Power
   1,360,000   4.500%, 08/01/19 FSA Insured ..........................     Aaa/AAA           1,357,294

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               UTILITY (CONTINUED)
               Southern Utah Valley Power System
$    210,000   5.250%, 09/15/13 MBIA Insured .........................     NR/AAA        $     222,839
     225,000   5.250%, 09/15/14 MBIA Insured .........................     NR/AAA              239,263
     235,000   5.250%, 09/15/15 MBIA Insured .........................     NR/AAA              249,499
     185,000   5.125%, 09/15/21 MBIA Insured .........................     NR/AAA              191,986
               Springville, Utah Electric Revenue
     550,000   5.600%, 03/01/09 ......................................     Baa1/NR             562,584
               Utah Assessed Municipal Power System
     790,000   5.250%, 12/01/09 ......................................      NR/A-              809,466
   1,000,000   5.000%, 04/01/21 FSA Insured ..........................     Aaa/AAA           1,029,290
               Washington, Utah Electric Revenue
     985,000   5.000%, 09/01/21 XLCA Insured .........................     Aaa/NR            1,015,525
                                                                                         -------------
               Total Utility .........................................                      20,146,811
                                                                                         -------------

               WATER AND SEWER (8.3%)
               Ashley Valley, Utah
     140,000   9.500%, 01/01/08 AMBAC Insured ........................     Aaa/AAA             145,646
               Eagle Mountain, Utah Water and Sewer
     750,000   5.800%, 11/15/16 ACA Insured ..........................      NR/A               782,220
               Granger and Hunter, Utah Improvement District
                  Water and Sewer
     350,000   5.000%, 03/01/18 FSA Insured (pre-refunded) ...........     Aaa/NR              356,762
               Jordan Valley, Utah Water Conservancy District
     715,000   4.375%, 10/01/18 AMBAC Insured ........................     Aaa/AAA             701,343
               Mesquite, Texas Waterworks & Sewer
     225,000   4.500%, 03/01/24 FSA Insured ..........................     Aaa/AAA             217,532
               Murray City, Utah Sewer and Water
     465,000   5.000%, 10/01/17 AMBAC Insured ........................     Aaa/NR              482,977
     390,000   5.000%, 10/01/18 AMBAC Insured ........................     Aaa/NR              403,365
     440,000   5.000%, 10/01/19 AMBAC Insured ........................     Aaa/NR              454,529
               North Davis County, Utah Sewer District
   1,350,000   5.000%, 03/01/21 AMBAC Insured ........................     Aaa/NR            1,394,091
     150,000   5.125%, 03/01/22 AMBAC Insured (pre-refunded) .........     Aaa/NR              158,610

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               WATER AND SEWER (CONTINUED)
               Orem, Utah Water & Storm Sewer Revenue
$  1,720,000   4.500%, 07/15/17 MBIA Insured .........................     Aaa/AAA       $   1,722,511
               Riverton, Utah Water Revenue
     100,000   5.350%, 09/01/15 FGIC Insured (pre-refunded) ..........     Aaa/NR              105,465
               Salt Lake City, Utah Metropolitan Water Revenue
   1,200,000   5.375%, 07/01/24 AMBAC Insured (pre-refunded) .........     Aaa/AAA           1,249,776
     125,000   5.375%, 07/01/29 AMBAC Insured (pre-refunded) .........     Aaa/AAA             130,185
               Salt Lake City, Utah Water and Sewer Revenue
     675,000   5.000%, 02/01/19 FSA Insured ..........................     Aaa/AAA             698,179
     845,000   5.000%, 02/01/20 FSA Insured ..........................     Aaa/AAA             871,820
               Salt Lake & Sandy, Utah Water District
   1,000,000   5.000%, 07/01/20 AMBAC Insured ........................     Aaa/NR            1,033,230
               South Valley, Utah Water Reclamation Facility
     710,000   4.375%, 08/15/18 ......................................     NR/AAA              696,560
               Spanish Fork City, Utah Water Revenue
     195,000   5.500%, 06/01/17 FSA Insured ..........................     Aaa/NR              208,437
      55,000   5.500%, 06/01/17 FSA Insured (pre-refunded) ...........     Aaa/NR               59,357
               Upper Trinity Regional Water District, Texas
     205,000   4.500%, 08/01/20 AMBAC Insured ........................     Aaa/AAA             201,636
               Utah Water Finance Agency Revenue
     100,000   5.000%, 06/01/14 MBIA Insured .........................     Aaa/AAA             102,216
     200,000   5.250%, 07/01/16 AMBAC Insured ........................     Aaa/NR              211,446
     250,000   5.375%, 09/01/17 AMBAC Insured ........................     Aaa/NR              266,858
     310,000   5.000%, 10/01/17 AMBAC Insured ........................     Aaa/NR              320,540
     750,000   5.250%, 10/01/18 AMBAC Insured ........................     Aaa/NR              794,873
     465,000   5.000%, 10/01/20 AMBAC Insured ........................     Aaa/NR              477,490
     830,000   4.500%, 10/01/22 AMBAC Insured ........................     Aaa/NR              814,936
     100,000   5.125%, 07/01/23 AMBAC Insured ........................     Aaa/NR              103,194
     285,000   5.300%, 10/01/23 MBIA Insured (pre-refunded) ..........     Aaa/AAA             294,188
     870,000   4.500%, 10/01/23 AMBAC Insured ........................     Aaa/NR              849,546
     450,000   5.400%, 10/01/24 AMBAC Insured (pre-refunded) .........     Aaa/AAA             470,448
     250,000   5.500%, 10/01/29 AMBAC Insured (pre-refunded) .........     Aaa/AAA             262,113

                                                                           RATING
  PRINCIPAL                                                               MOODY'S/
   AMOUNT      REVENUE BONDS (CONTINUED)                                     S&P             VALUE
------------   -------------------------------------------------------    ---------      -------------
               WATER AND SEWER (CONTINUED)
               Weber-Box Elder, Utah Conservation District
                  Water Revenue
$    200,000   6.450%, 11/01/14 (pre-refunded) .......................     Baa3/NR       $     219,164
     200,000   6.500%, 11/01/19 (pre-refunded) .......................     Baa3/NR             219,556
     335,000   6.900%, 11/01/20 (pre-refunded) .......................     Baa3/NR             373,023
                                                                                         -------------
               Total Water and Sewer .................................                      17,853,822
                                                                                         -------------
               Total Revenue Bonds ...................................                     165,608,236
                                                                                         -------------
               Total Investments (cost $212,712,353**) ...............      97.9%          211,352,516
               Other assets less liabilities .........................       2.1             4,456,829
                                                                          ------         -------------
               Net Assets ............................................     100.0%        $ 215,809,345
                                                                          ======         =============

                                                                      PERCENT OF
      PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)            PORTFOLIO
      ----------------------------------------------------            ---------
      Aaa of Moody's or AAA of S&P ...............................       73.9%
      Aa of Moody's or AA of S&P .................................        9.1
      A of Moody's or S&P ........................................        2.7
      Baa of Moody's or BBB of S&P ...............................        2.8
      Not rated* .................................................       11.5
                                                                       ------
                                                                        100.0%
                                                                       ======

      *     Any security not rated (NR) by either credit rating  service must be determined by the Manager to have sufficient quality to be ranked in the top four  ratings if a credit  rating  were to be  assigned by a rating service.
      **    See note 4.
      +     Security traded on a "when-issued" basis.
      ++    These   securities   are  pledged  as  collateral   for  the  Fund's
            when-issued commitments.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
            ACA -   American Capital Assurance Financial Guaranty Corp.
            AMBAC - American Municipal Bond Assurance Corp.
            AMT -   Alternative Minimum Tax
            CIFG -  CIFG Assurance North America, Inc.
            ETM-    Escrowed to Maturity
            FGIC-   Financial Guaranty Insurance Co.
            FSA-    Financial Security Assurance
            GNMA-   Government National Mortgage Association
            LOC-    Letter of Credit
            MBIA-   Municipal Bond Investors Assurance
            NR-     Not Rated
            XLCA-   XL Capital Assurance

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2006

ASSETS
     Investments at value (cost $212,712,353) .........................................    $ 211,352,516
     Cash .............................................................................        2,842,475
     Interest receivable ..............................................................        3,104,973
     Receivable for investment securities sold ........................................          305,000
     Receivable for Fund shares sold ..................................................          281,091
     Other assets .....................................................................           34,265
                                                                                           -------------
     Total assets .....................................................................      217,920,320
                                                                                           -------------
LIABILITIES
   Payable for investment securities purchased ........................................        1,321,371
   Payable for Fund shares redeemed ...................................................          474,837
   Dividends payable ..................................................................          161,869
   Distribution and service fees payable ..............................................          103,703
   Management fees payable ............................................................           35,456
   Accrued expenses ...................................................................           13,739
                                                                                           -------------
   Total liabilities ..................................................................        2,110,975
                                                                                           -------------
NET ASSETS ............................................................................    $ 215,809,345
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     218,469
   Additional paid-in capital .........................................................      219,461,435
   Net unrealized depreciation on investments (note 4) ................................       (1,359,837)
   Accumulated net realized loss on investments .......................................       (2,391,121)
   Distributions in excess of net investment income ...................................         (119,601)
                                                                                           -------------
                                                                                           $ 215,809,345
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 142,227,430
                                                                                           =============
   Capital shares outstanding .........................................................       14,405,730
                                                                                           =============
   Net asset value and redemption price per share .....................................    $        9.87
                                                                                           =============
   Offering price per share (100/96 of $9.87 adjusted to nearest cent) ................    $       10.28
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  33,790,806
                                                                                           =============
   Capital shares outstanding .........................................................        3,423,742
                                                                                           =============
   Net asset value and offering price per share .......................................    $        9.87
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $        9.87*
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $  39,791,109
                                                                                           =============
   Capital shares outstanding .........................................................        4,017,395
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $        9.90
                                                                                           =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                                  JUNE 30, 2006

INVESTMENT INCOME:

     Interest income ......................................                    $  9,068,592

Expenses:

     Management fee (note 3) ..............................    $   998,167
     Distribution and service fees (note 3) ...............        586,376
     Trustees' fees and expenses (note 8) .................        119,751
     Transfer and shareholder servicing agent fees ........        106,492
     Legal fees (note 3) ..................................         76,252
     Fund accounting fees .................................         47,353
     Shareholders' reports and proxy statements ...........         41,832
     Registration fees and dues ...........................         26,035
     Auditing and tax fees ................................         17,000
     Custodian fees .......................................         14,956
     Insurance ............................................         10,850
     Chief compliance officer (note 3) ....................          5,044
     Miscellaneous ........................................         41,146
                                                               -----------
     Total expenses .......................................      2,091,254

     Management fee waived (note 3) .......................       (625,501)
     Expenses paid indirectly (note 6) ....................        (57,953)
                                                               -----------
     Net expenses .........................................                       1,407,800
                                                                               ------------
     Net investment income ................................                       7,660,792

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions         349,428
     Change in unrealized appreciation on investments .....     (7,697,675)
                                                               -----------

     Net realized and unrealized gain (loss) on investments                      (7,348,247)
                                                                               ------------
Net increase in net assets resulting from operations ......                    $    312,545
                                                                               ============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Year Ended        Year Ended
                                                                      June 30, 2006     June 30, 2005
                                                                      -------------     -------------
OPERATIONS:
     Net investment income .......................................    $   7,660,792     $   5,597,480
     Net realized gain (loss) from securities transactions .......          349,428           339,699
     Change in unrealized appreciation on investments ............       (7,697,675)        4,737,661
                                                                      -------------     -------------
        Change in net assets from operations .....................          312,545        10,674,840
                                                                      -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
     Class A Shares:
     Net investment income .......................................       (5,675,675)       (4,664,445)

     Class C Shares:
     Net investment income .......................................       (1,052,465)         (844,820)

     Class Y Shares:
     Net investment income .......................................       (1,389,390)         (481,279)
                                                                      -------------     -------------
        Change in net assets from distributions ..................       (8,117,530)       (5,990,544)
                                                                      -------------     -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
     Proceeds from shares sold ...................................       90,295,939        61,124,699
     Reinvested dividends and distributions ......................        5,246,203         3,507,838
     Cost of shares redeemed .....................................      (43,527,443)      (22,013,872)
                                                                      -------------     -------------
        Change in net assets from capital share transactions .....       52,014,699        42,618,665
                                                                      -------------     -------------

        Change in net assets .....................................       44,209,714        47,302,961

NET ASSETS:
   Beginning of period ...........................................      171,599,631       124,296,670

   End of period* ................................................    $ 215,809,345     $ 171,599,631
                                                                      =============     =============

   * Includes distributions in excess of net investment income of:    $    (119,601)    $    (117,170)
                                                                      =============     =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2006

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila   Investment   Management  LLC  (the  "Manager"),   a  wholly-owned
subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and

Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the year ended June 30, 2006, the Fund incurred management fees of $998,167 of which $625,501 was waived. The Manger has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2005 through June 30, 2006 so that total Fund expenses would not exceed 0.86% for Class A Shares, 1.55% for Class C Shares or 0.66% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2006, distribution fees on Class A Shares amounted to $272,953, of which the Distributor retained $4,277.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2006, amounted to $235,067. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class

C Shares and for the year ended June 30, 2006 amounted to $78,356. The total of these payments with respect to Class C Shares amounted to $313,423, of which the Distributor retained $56,018.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2006, total commissions on sales of Class AShares amounted to $581,296, of which the Distributor received $48,990.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended June 30, 2006, the Fund incurred $74,904 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2006,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $69,450,135   and   $18,874,920,
respectively.

      At June 30, 2006, the aggregate tax cost for all securities was $212,670,085. At June 30, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,836,030 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,153,599, for a net unrealized depreciation of $1,317,569.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations meeting comparable quality standards of issuers in certain states that do not tax the interest on obligations of Utah issuers and that provide income which is exempt from both regular Federal and Utah income taxes. At June 30, 2006, the Fund had 78% of its net assets invested in State of Utah municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, its cash balances in income-producing assets rather than leave cash uninvested.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           Year Ended                      Year Ended
                                         June 30, 2006                    June 30, 2005
                                -----------------------------     -----------------------------
                                    Shares           Amount           Shares           Amount
                                    ------           ------           ------           ------
CLASS A SHARES:
   Proceeds from shares sold       3,497,622     $ 35,254,242        3,901,386     $ 39,687,818
   Reinvested distributions          369,013        3,717,136          277,575        2,823,980
   Cost of shares redeemed .      (1,747,696)     (17,557,375)      (1,384,213)     (14,072,096)
                                ------------     ------------     ------------     ------------
      Net change ...........       2,118,939       21,414,003        2,794,748       28,439,702
                                ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold       1,195,649       12,049,190          825,234        8,390,613
   Reinvested distributions           63,534          639,693           48,338          491,581
   Cost of shares redeemed .        (524,023)      (5,274,452)        (401,020)      (4,069,806)
                                ------------     ------------     ------------     ------------
      Net change ...........         735,160        7,414,431          472,552        4,812,388
                                ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold       4,237,512       42,992,507        1,275,070       13,046,268
   Reinvested distributions           88,225          889,374           18,832          192,277
   Cost of shares redeemed .      (2,049,983)     (20,695,616)        (380,156)      (3,871,970)
                                ------------     ------------     ------------     ------------
      Net change ...........       2,275,754       23,186,265          913,746        9,366,575
                                ------------     ------------     ------------     ------------
Total transactions in Fund
   shares ..................       5,129,853     $ 52,014,699        4,181,046     $ 42,618,665
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2006 there were 5 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2006 was $81,000, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the year ended June 30, 2006, such meeting-related expenses amounted to $38,751.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $454,307 and debited additional paid-in capital in the amount of $454,307 at June 30, 2006. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2006. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2006, the Fund had a capital loss carryover of $2,391,120 of which $2,121,836 expires on June 30, 2009, $15,469 expires on June 30, 2011, and $253,815 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

      The tax character of distributions:

                                                  Year Ended June 30,
                                                 2006              2005
                                              ----------        ----------
      Net tax-exempt income                   $7,658,064        $5,604,701
      Ordinary income                            459,466           385,843
                                              ----------        ----------
                                              $8,117,530        $5,990,544
                                              ==========        ==========

      As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                           $(2,391,121)
      Unrealized depreciation                                  (1,317,569)
                                                              -----------
                                                              $(3,708,690)
                                                              ===========

      At June 30, 2006, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       Class A
                                                   ------------------------------------------------------------------------------
                                                                                 Year Ended June 30,
                                                   ------------------------------------------------------------------------------
                                                       2006             2005             2004             2003            2002
                                                   -----------      -----------      -----------      -----------     -----------
Net asset value, beginning of period ..........    $     10.26      $      9.91      $     10.31      $      9.85     $      9.65
                                                   -----------      -----------      -----------      -----------     -----------
Income (loss) from investment operations:
   Net investment income ......................           0.40+            0.41+            0.43++           0.44+           0.46+
   Net gain (loss) on securities (both realized
      and unrealized) .........................          (0.37)            0.38            (0.37)            0.48            0.22
                                                   -----------      -----------      -----------      -----------     -----------
   Total from investment operations ...........           0.03             0.79             0.06             0.92            0.68
                                                   -----------      -----------      -----------      -----------     -----------
Less distributions (note 10):
   Dividends from net investment income .......          (0.42)           (0.44)           (0.46)           (0.46)          (0.48)
   Distributions from capital gains ...........             --               --               --               --              --
                                                   -----------      -----------      -----------      -----------     -----------
   Total distributions ........................          (0.42)           (0.44)           (0.46)           (0.46)          (0.48)
                                                   -----------      -----------      -----------      -----------     -----------
Net asset value, end of period ................    $      9.87      $     10.26      $      9.91      $     10.31     $      9.85
                                                   ===========      ===========      ===========      ===========     ===========
Total return (not reflecting sales charge) ....           0.28%            8.06%            0.54%            9.55%           7.22%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...    $   142,227      $   126,091      $    94,103      $    85,329     $    55,957
   Ratio of expenses to average net assets ....           0.64%            0.59%            0.48%            0.43%           0.46%
   Ratio of net investment income to average
      net assets ..............................           3.90%            3.98%            4.19%            4.31%           4.65%
   Portfolio turnover rate ....................           9.61%            8.68%           15.98%            6.43%          27.42%

The expense and net  investment  income ratios  without the effect of the waiver of a portion of the  management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets ....           0.93%            0.97%            0.94%            1.02%           1.00%
   Ratio of net investment income to average
      net assets ..............................           3.61%            3.60%            3.73%            3.72%           4.11%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets ....           0.61%            0.56%            0.47%            0.42%           0.40%

Note: Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share amount calculated using the daily average shares method.

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class C
                                               -------------------------------------------------------------------------
                                                                          Year Ended June 30,
                                               -------------------------------------------------------------------------
                                                 2006            2005            2004             2003            2002
                                               --------        --------        --------         --------        --------
Net asset value, beginning of period ......    $  10.26        $   9.91        $  10.30         $   9.85        $   9.64
                                               --------        --------        --------         --------        --------
Income (loss) from investment operations:
   Net investment income ..................        0.32+           0.32+           0.34++           0.34+           0.37+
   Net gain (loss) on securities (both
      realized and unrealized)  ...........       (0.37)           0.38           (0.36)            0.48            0.23
                                               --------        --------        --------         --------        --------
Total from investment operations ..........       (0.05)           0.70           (0.02)            0.82            0.60
                                               --------        --------        --------         --------        --------
Less distributions (note 10):
   Dividends from net investment income ...       (0.34)          (0.35)          (0.37)           (0.37)          (0.39)
   Distributions from capital gains .......          --              --              --               --              --
                                               --------        --------        --------         --------        --------
   Total distributions ....................       (0.34)          (0.35)          (0.37)           (0.37)          (0.39)
                                               --------        --------        --------         --------        --------
Net asset value, end of period ............    $   9.87        $  10.26        $   9.91         $  10.30        $   9.85
                                               ========        ========        ========         ========        ========
Total return (not reflecting sales charge)        (0.52)%          7.20%          (0.16)%           8.48%           7.86%

Ratios/supplemental data
   Net assets, end of period (in thousands)    $ 33,791        $ 27,581        $ 21,961         $ 16,420        $  6,694
   Ratio of expenses to average net assets         1.44%           1.39%           1.27%            1.31%           1.84%
   Ratio of net investment income to
      average net assets ..................        3.10%           3.18%           3.38%            3.39%           3.72%
   Portfolio turnover rate ................        9.61%           8.68%          15.98%            6.43%          27.42%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expens reimbursement were (note 3):

   Ratio of expenses to average net assets         1.72%           1.77%           1.74%            1.81%           1.78%
   Ratio of net investment income to
      average net assets ..................        2.81%           2.80%           2.93%            2.89%           3.28%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note

   Ratio of expenses to average net assets         1.41%           1.36%           1.27%            1.30%           1.28%

                                                                               Class Y
                                               ----------------------------------------------------------------------
                                                                         Year Ended June 30,
                                               ----------------------------------------------------------------------
                                                 2006            2005            2004            2003          2002
                                               --------        --------        --------        --------      --------
Net asset value, beginning of period ......    $  10.29        $   9.94        $  10.34        $   9.89      $   9.68
                                               --------        --------        --------        --------      --------
Income (loss) from investment operations:
   Net investment income ..................        0.42+           0.42+           0.44++          0.42+         0.50+
   Net gain (loss) on securities (both
      realized and unrealized)  ...........       (0.37)           0.39           (0.36)           0.50          0.20
                                               --------        --------        --------        --------      --------
Total from investment operations ..........        0.05            0.81            0.08            0.92          0.70
                                               --------        --------        --------        --------      --------
Less distributions (note 10):
   Dividends from net investment income ...       (0.44)          (0.46)          (0.48)          (0.47)        (0.49)
   Distributions from capital gains .......          --              --              --              --            --
                                               --------        --------        --------        --------      --------
   Total distributions ....................       (0.44)          (0.46)          (0.48)          (0.47)        (0.49)
                                               --------        --------        --------        --------      --------
Net asset value, end of period ............    $   9.90        $  10.29        $   9.94        $  10.34      $   9.89
                                               ========        ========        ========        ========      ========
Total return (not reflecting sales charge)         0.49%           8.27%           0.76%           9.55%         7.41%

Ratios/supplemental data
   Net assets, end of period (in thousands)    $ 39,791        $ 17,928        $  8,233        $    883      $     30
   Ratio of expenses to average net assets         0.44%           0.39%           0.28%           0.30%         0.36%
   Ratio of net investment income to
      average net assets ..................        4.10%           4.15%           4.41%           4.17%         4.75%
   Portfolio turnover rate ................        9.61%           8.68%          15.98%           6.43%        27.42%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expens reimbursement were (note 3):

   Ratio of expenses to average net assets         0.72%           0.77%           0.74%           0.78%         0.80%
   Ratio of net investment income to
      average net assets ..................        3.82%           3.78%           3.95%           3.70%         4.31%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note

   Ratio of expenses to average net assets         0.41%           0.37%           0.27%           0.29%         0.30%

Note: Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share amount calculated using the daily average shares method.

                See accompanying notes to financial statements.

Additional Information (unaudited)
Trustees(1)
and Officers

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
INTERESTED TRUSTEES(4)

Diana P. Herrmann         Trustee since 1997       Vice Chair and Chief Executive Officer          12         ICI Mutual Insurance
New York, NY              and President since      of Aquila Management Corporation,                          Company
(02/25/58)                1998                     Founder of the Aquila Group of Funds(SM)
                                                   (5) and parent of Aquila Investment
                                                   Management LLC, Manager since 2004,
                                                   President and Chief Operating Officer
                                                   since 1997, a Director since 1984,
                                                   Secretary since 1986 and previously its
                                                   Executive Vice President, Senior Vice
                                                   President or Vice President, 1986-1997;
                                                   Chief Executive Officer and Vice Chair
                                                   since 2004 and President, Chief
                                                   Operating Officer and Manager of the
                                                   Manager since 2003; Chair, Vice Chair,
                                                   President, Executive Vice President or
                                                   Senior Vice President of funds in the
                                                   Aquila Group of Funds(SM) since 1986;
                                                   Director of the Distributor since 1997;
                                                   trustee, Reserve Money-Market Funds,
                                                   1999-2000 and Reserve Private Equity
                                                   Series, 1998-2000; Governor, Investment
                                                   Company Institute and head of its Small
                                                   Funds Committee since 2004; active in
                                                   charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

Gary C. Cornia            Chair of the Board       Director, Romney Institute of Public             4         None
Orem, UT                  of Trustees since        Management, Marriott School of
(06/24/48)                2005 and Trustee         Management, Brigham Young University,
                          since 1993               2004 - present; Professor, Marriott
                                                   School of Management, 1980 - present;
                                                   Past President, the National Tax
                                                   Association; Fellow, Lincoln Institute
                                                   of Land Policy, 2002-2003; Associate
                                                   Dean, Marriott School of Management,
                                                   Brigham Young University, 1991-2000;
                                                   Utah Governor's Tax Review Committee
                                                   since 1993.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Thomas A.                 Trustee since 2006       Vice President of Robinson, Hughes &             3         None
Christopher(6)                                     Christopher, C.P.A.s, P.S.C., since
Danville, KY                                       1977; President, A Good Place for Fun,
(12/19/47)                                         Inc., a sports facility, since 1987;
                                                   currently or formerly active with
                                                   various professional and community
                                                   organizations.

Lyle W. Hillyard          Trustee since 2003       President of the law firm of Hillyard,           2         None
Logan, UT                                          Anderson & Olsen, Logan, Utah, since
(09/25/40)                                         1967; member of Utah Senate, 1985 to
                                                   present, in the following positions:
                                                   President, 2000, Senate Majority Leader,
                                                   1999-2000, Assistant Majority Whip,
                                                   1995-1998; served as Chairman of the
                                                   following Senate Committees: Tax and
                                                   Revenue, Senate Judiciary Standing,
                                                   Joint Executive Appropriations, and
                                                   Senate Rules; also serves on the
                                                   Appropriations Subcommittees for Higher
                                                   Education and for Public Education.

John C. Lucking           Trustee since 2004       President, Econ-Linc, an economic                3         Director, Sanu
Phoenix, AZ                                        consulting firm, since 1995; formerly                      Resources
(05/20/43)                                         Consulting Economist, Bank One Arizona
                                                   and Chief Economist, Valley National
                                                   Bank; member, Arizona's Joint
                                                   Legislative Budget Committee Economic
                                                   Advisory Panel and the Western Blue Chip
                                                   Economic Forecast Panel; Board, Northern
                                                   Arizona University Foundation since
                                                   1997; member, various historical, civic
                                                   and economic associations.

Anne J. Mills             Trustee since 1994       President, Loring Consulting Company             4         None
Castle Rock, CO                                    since 2001; Vice President for Business
(12/23/38)                                         Affairs, Ottawa University, 1992-2001;
                                                   IBM Corporation, 1965-1991; Budget
                                                   Review Officer, the American Baptist
                                                   Churches/USA, 1994-1997; director, the
                                                   American Baptist Foundation; Trustee,
                                                   Ottawa University; and Trustee Emerita,
                                                   Brown University.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
OTHER INDIVIDUALS

Lacy B. Herrmann          Founder, Chairman        Founder and Chairman of the Board,              N/A        N/A
New York, NY              Emeritus(7) since        Aquila Management Corporation, the
(05/12/29)                2005 and Chairman of     sponsoring organization and parent of
                          the Board of             the Manager or Administrator and/or
                          Trustees, 1992-2005      Adviser or Sub-Adviser to each fund of
                                                   the Aquila Group of Funds(SM); Chairman of
                                                   the Manager or Administrator and/or
                                                   Adviser or Sub-Adviser to each since
                                                   2004; Founder and Chairman Emeritus of
                                                   each fund in the Aquila Group of
                                                   Funds(SM); previously Chairman and a
                                                   Trustee of each fund in the Aquila Group
                                                   of Funds(SM) since its establishment until
                                                   2004 or 2005; Director of the
                                                   Distributor since 1981 and formerly Vice
                                                   President or Secretary, 1981-1998;
                                                   Trustee Emeritus, Brown University and
                                                   the Hopkins School; active in
                                                   university, school and charitable
                                                   organizations.

Tucker Hart Adams(6)      Consultant               President, The Adams Group, Inc., an             2         Director, Colorado
Colorado Springs, CO                               economic consulting firm, since 1989;                      Health Facilities
(01/11/38)                                         formerly Chief Economist, United Banks                     Authority and
                                                   of Colorado; currently or formerly                         Mortgage Analysis
                                                   active with numerous professional and                      Computer Corp.
                                                   community organizations.

OFFICERS

Charles E. Childs, III    Executive Vice           Executive Vice President of all funds in        N/A        N/A
New York, NY              President since 2003     the Aquila Group of Funds(SM) and the
(04/01/57)                                         Manager and the Manager's parent since
                                                   2003; formerly Senior Vice President,
                                                   corporate development, Vice President,
                                                   Assistant Vice President and Associate
                                                   of the Manager's parent since 1987;
                                                   Senior Vice President, Vice President or
                                                   Assistant Vice President of the Aquila
                                                   Money-Market Funds, 1988-2003.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Jerry G. McGrew           Senior Vice              President of the Distributor since 1998,        N/A        N/A
New York, NY              President since 1997     Registered Principal since 1993, Senior
(06/18/44)                                         Vice President, 1997-1998 and Vice
                                                   President, 1993-1997; Senior Vice
                                                   President, Aquila Rocky Mountain Equity
                                                   Fund and five Aquila Municipal Bond
                                                   Funds since 1995; Vice President,
                                                   Churchill Cash Reserves Trust,
                                                   1995-2001.

Kimball L. Young          Senior Vice              Co-portfolio manager, Tax-Free Fund For         N/A        N/A
Salt Lake City, UT        President since 1997     Utah since 2001; Co-founder, Lewis Young
(08/07/46)                                         Robertson & Burningham, Inc., a NASD
                                                   licensed broker/dealer providing public
                                                   finance services to Utah local
                                                   govern-ments, 1995-2001; Senior Vice
                                                   President of two Aquila Bond Funds and
                                                   Aquila Rocky Mountain Equity Fund;
                                                   formerly Senior Vice President-Public
                                                   Finance, Kemper Securities Inc., Salt
                                                   Lake City, Utah.

Thomas S. Albright        Senior Vice              Senior Vice President and Portfolio             N/A        N/A
Louisville, KY            President since 2003     Manager, Churchill Tax-Free Fund of
(07/26/52)                and Vice President,      Kentucky since July 2000; Senior Vice
                          2001-2003                President, Tax-Free Fund For Utah since
                                                   2003, Vice President, 2001-2003 and
                                                   co-portfolio manager since 2001; Vice
                                                   President and backup portfolio manager,
                                                   Tax-Free Trust of Arizona, since 2004;
                                                   Vice President and Portfolio Manager,
                                                   Banc One Investment Advisors, Inc.,
                                                   1994-2000.

Mary Kayleen Willis       Vice President since     Vice President, Tax-Free Fund For Utah          N/A        N/A
Salt Lake City, UT        2003 and Assistant       since September 2003, Assistant Vice
(06/11/63)                Vice President,          President, 2002-2003; Vice President,
                          2002-2003                Aquila Rocky Mountain Equity Fund, since
                                                   2004; various securities positions:
                                                   Paine Webber, Inc., Salt Lake City,
                                                   1999-2002, Dean Witter Reynolds, Inc.,
                                                   Salt Lake City, 1996-1998.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Robert W. Anderson        Chief Compliance         Chief Compliance Officer of the Fund and        N/A        N/A
New York, NY              Officer since 2004       each of the other funds in the Aquila
(08/23/40)                and Assistant            Group of Funds(SM), the Manager and the
                          Secretary since 2000     Distributor since 2004, Compliance
                                                   Officer of the Manager or its
                                                   predecessor and current parent
                                                   1998-2004; Assistant Secretary of the
                                                   Aquila Group of Funds(SM) since 2000.

Joseph P. DiMaggio        Chief Financial          Chief Financial Officer of the Aquila           N/A        N/A
New York, NY              Officer since 2003       Group of Funds(SM) since 2003 and
(11/06/56)                and Treasurer since      Treasurer since 2000.
                          2000

Edward M. W. Hines        Secretary since 1992     Partner, Hollyer Brady Barrett & Hines          N/A        N/A
New York, NY                                       LLP, legal counsel to the Fund, since
(12/16/39)                                         1989; Secretary of the Aquila Group of
                                                   Funds(SM).

John M. Herndon           Assistant Secretary      Assistant Secretary of the Aquila Group         N/A        N/A
New York, NY              since 1995               of Funds(SM) since 1995 and Vice President
(12/17/39)                                         of the three Aquila Money-Market Funds
                                                   since 1990; Vice President of the
                                                   Manager or its predecessor and current
                                                   parent since 1990.

Lori A. Vindigni          Assistant Treasurer      Assistant Treasurer of the Aquila Group         N/A        N/A
New York, NY              since 2000               of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                         President of the Manager or its
                                                   predecessor and current parent since
                                                   1998; Fund Accountant for the Aquila
                                                   Group of Funds(SM), 1995-1998.

----------
(1) The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds(SM)."
(6) As of July 1, 2006.
(7) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                       Actual
                    Total Return       Beginning       Ending         Expenses
                      Without           Account        Account      Paid During
                  Sales Charges(1)       Value          Value      the Period(2)
--------------------------------------------------------------------------------
Class A                (0.31)%         $1,000.00       $996.90         $2.97
--------------------------------------------------------------------------------
Class C                (0.60)%         $1,000.00       $994.00         $6.92
--------------------------------------------------------------------------------
Class Y                (0.20)%         $1,000.00       $998.00         $1.98
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.60%, 1.40% AND 0.40% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED JUNE 30, 2006

                  Hypothetical
                   Annualized      Beginning          Ending         Expenses
                      Total         Account           Account       Paid During
                     Return          Value             Value       the Period(1)
--------------------------------------------------------------------------------
Class A               5.00%        $1,000.00         $1,021.82         $3.01
--------------------------------------------------------------------------------
Class C               5.00%        $1,000.00         $1,017.85         $7.00
--------------------------------------------------------------------------------
Class Y               5.00%        $1,000.00         $1,022.81         $2.01
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.60%, 1.40% AND 0.40% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2006, $7,658,064 of dividends paid by Tax-Free Fund For Utah, constituting 94.34% of total dividends paid during the fiscal year ended June 30, 2006, were exempt-interest dividends, and the balance was ordinary dividend income.

      Prior to January 31, 2006, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2005 CALENDAR YEAR.

      Prior to January 31, 2007, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                             TAX-FREE FUND FOR UTAH

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that is being mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA investment MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES

  Gary C. Cornia, Chair
  Thomas A. Christopher
  Diana P. Herrmann
  Lyle W. Hillyard
  John C. Lucking
  Anne J. Mills

OFFICERS

  Diana P. Herrmann, President
  Jerry G. McGrew, Senior Vice President
  Kimball L. Young, Senior Vice President and Co-Portfolio Manager Thomas S. Albright, Senior Vice President and Co-Portfolio Manager
  M. Kayleen Willis, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC INC.
  101 Sabin Street
  Pawtuckett, RI 02860

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 in 2006 and $17,500 in 2005.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $7,755 in 2006 and 2005, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
     	 Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 7, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 7, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 7, 2006








TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.